SHARE-BASED COMPENSATION, Option Granted to Eligible Persons (Details) - Share Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Options [Abstract]
Outstanding, Beginning of period (in shares)	43,080,276	59,828,911	68,533,186
Granted (in shares)			1,925,000
Cancelled or Forfeited (in shares)		(6,600,000)	(9,292,295)
Exercised (in shares)	(3,823,890)	(10,148,635)	(1,336,980)
Outstanding, End of period (in shares)	39,256,386	43,080,276	59,828,911
Vested and exercisable (in shares)	36,006,386	36,830,100	42,877,386
Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of period (in dollars per share)	$ 55.08	$ 55.34	$ 60.87
Granted (in dollars per share)			60
Cancelled or Forfeited (in dollars per share)		120	104.02
Exercised (in dollars per share)	14.87	14.4	7.19
Outstanding, End of period (in dollars per share)	59	55.08	55.34
Vested and exercisable (in dollars per share)	$ 54.22	$ 47.63	$ 35.29
Additional Disclosures [Abstract]
Weighted average remaining contractual term, Outstanding	4 years 5 months 8 days	5 years 2 months 26 days	6 years 2 months 4 days
Weighted average remaining contractual term, Vested and exercisable	4 years 3 months 14 days	5 years	5 years 6 months 3 days
Aggregate intrinsic value, Outstanding	$ 2,691,965	$ 2,426,627	$ 944,611
Aggregate intrinsic value, Vested and exercisable	2,641,113	2,312,733	$ 887,174
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield			0.00%
Fair value of share options (in dollars per share)			$ 40.62
Fair value of share options vested	121,086	181,293	$ 325,183
Aggregate intrinsic value of options exercised	512,874	$ 401,405	$ 72,072
Unrecognized share-based compensation cost	$ 166,770
Unrecognized share-based compensation, weighted-average vesting period	1 year 3 months 18 days
Minimum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates			3.60%
Expected term			6 years 6 months
Expected volatility			60.20%
Maximum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates			4.10%
Expected term			7 years
Expected volatility			62.00%